Income Taxes - Reconciliation of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory income tax rate	21.00%	21.00%	21.00%
State taxes, net of federal benefit	5.60%	12.50%	6.30%
Stock-based compensation	(1.50%)	(0.20%)	0.50%
Research and development tax credits	(6.70%)	(5.00%)	3.20%
Change in deferred tax asset valuation allowance	(31.40%)	(38.10%)	(24.50%)
Other	(0.40%)	(0.20%)	(0.10%)
Effective income tax rate	0.00%	0.00%	0.00%